[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (98.2%)
(Unless Otherwise Noted)
Austria (1.7%)
Commercial Banks
Raiffeisen International Bank Holding AG	(a)	26,000	$2,218
Czech Republic (4.6%)
Commercial Banks
Komercni Banka AS		7,600	1,063
Electric Utilities
Ceske Energeticke Zavody AS		70,600	2,462
Media
Central European Media Enterprises Ltd. ‘A’	(a)	33,800	2,319
			5,844
Hungary (7.5%)
Pharmaceuticals
Gedeon Richter Rt.		15,321	3,088
Specialty Retail
Fotex Rt.	(a)	1,904,590	6,505
			9,593
Netherlands (1.1%)
Hotels, Restaurants & Leisure
AmRest Holdings NV	(a)	90,690	1,401
Poland (18.7%)
Commercial Banks
Bank Millennium S.A.		2,512,354	5,590
Bank Pekao S.A.		49,984	2,950
Powszechna Kasa Oszczednosci Bank Polski S.A.		243,715	2,613
			11,153
Food & Staples Retailing
Central European Distribution Corp.	(a)	64,030	2,462
Food Products
Polski Koncern Miesny Duda S.A.	(a)	210,400	878
Media
Agora S.A.		79,423	1,210
TVN S.A.	(a)	205,978	5,614
			6,824
Multiline Retail
Eurocash S.A.	(a)	1,273,441	2,578
			23,895
Russia (64.6%)
Beverages
Baltika Brewery	(a)	122,264	4,933
Efes Breweries International N.V. GDR	(a)(c)	41,978	1,532
Efes Breweries International N.V. GDR	(a)	71,701	2,617
			9,082
Distributors
Kalina		130,750	6,701
Kalina ADR		22,400	1,148
			7,849
Diversified Telecommunication Services
Comstar United Telesystems GDR	(a)(c)	338,700	2,498
Electric Utilities
Unified Energy System GDR		50,158	3,421
Electrical Equipment
Siloviye Mashiny	(a)	31,124,800	4,046
Food Products
Lebedyansky JSC	(a)	72,300	4,927
Wimm-Bill-Dann Foods OJSC ADR	(a)	254,500	7,218
			12,145
Marine
Far Eastern Shipping Co.	(a)	10,709,900	3,995

1

Metals & Mining
Highland Gold Mining Ltd.		1,085,468	5,054
MMC Norilsk Nickel ADR		26,800	2,626
			7,680
Oil, Gas & Consumable Fuels
LUKOIL ADR		126,100	10,454
NovaTek OAO GDR		172,070	6,625
OAO Gazprom ADR		41,400	3,792
Surgutneftegaz OJSC ADR	(a)	94,471	7,151
			28,022
Wireless Telecommunication Services
Mobile TeleSystems OJSC ADR		41,200	1,364
OAO Vimpel-Communications ADR	(a)	58,300	2,507
			3,871
			82,609
TOTAL COMMON STOCKS
(Cost $94,482)			125,560

		Face
		Amount
		(000)
CORPORATE BOND (1.1%)
Russia (1.1%)
Wireless Telecommunication Services
MCSI Holding Ltd. (Secured Notes)
9.00%, 4/15/07
(Cost $1,401)	(b)(e)	$1,486	1,412
SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 4.73%,
dated 3/31/06, due 4/3/06
repurchase price $1,945 (Cost $1,944)	(d)	1,944	1,944
TOTAL INVESTMENTS+(100.8%) (Cost $97,827)			128,916
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)			(1,000)
NET ASSETS (100%)			$127,916

(a)	Non-income producing security.
(b)	Security was valued at fair value – At March 31, 2006, the Fund held $1,412,000 of fair valued securities, representing 1.1% of net assets.
(c)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(e)	Security has been deemed illiquid – At March 31, 2006.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $97,827,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $31,089,000 of which $32,219,000 related to appreciated securities and $1,130,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

2

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
PLN	22	$7	4/4/06	USD	7	$7	$ @—
PLN	49	15	4/5/06	USD	15	15	@—
USD	242	242	4/3/06	EUR	201	243	1
USD	632	632	4/3/06	PLN	2,071	640	8
		$896				$905	$9

EUR	- Euro
PLN	- Polish Zloty
USD	- United States Dollar
@	- Amount is less than $500.

3

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006